Schedule of Investments(a)
November 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests–98.89%
Apartments–8.80%
AvalonBay Communities, Inc.	320,638	$68,747,993
Essex Property Trust, Inc.	130,826	40,841,261
Mid-America Apartment Communities, Inc.	193,792	26,377,029
		135,966,283
Data Centers–7.11%
CyrusOne, Inc.	431,646	26,891,546
Digital Realty Trust, Inc.	121,159	14,654,181
Equinix, Inc.	97,959	55,528,059
QTS Realty Trust, Inc., Class A	241,132	12,796,875
		109,870,661
Diversified–5.59%
American Assets Trust, Inc.	176,819	8,404,207
BGP Holdings PLC, (Acquired 08/06/2009; Cost $0)(b)(c)(d)	3,547,941	0
VEREIT, Inc.	2,049,465	20,002,778
VICI Properties, Inc.	1,459,882	36,102,882
Vornado Realty Trust	339,324	21,910,151
		86,420,018
Free Standing–3.42%
Agree Realty Corp.	304,083	22,739,327
Essential Properties Realty Trust, Inc.	369,604	9,642,968
Four Corners Property Trust, Inc.	195,503	5,536,645
National Retail Properties, Inc.	5,010	279,258
Realty Income Corp.	190,610	14,606,444
		52,804,642
Health Care–10.41%
CareTrust REIT, Inc.	300,525	6,274,962
Healthpeak Properties, Inc.	1,359,617	47,423,441
Medical Properties Trust, Inc.	700,201	14,536,173
Omega Healthcare Investors, Inc.	478,372	20,105,975
Ventas, Inc.	886,716	51,704,410
Welltower, Inc.	246,415	20,839,316
		160,884,277
Industrial–10.01%
Americold Realty Trust	586,209	22,053,183
	Shares	Value
Industrial–(continued)
EastGroup Properties, Inc.	64,927	$8,842,408
Exeter Industrial Value Fund L.P., (Acquired 11/06/2007-04/18/2011; Cost $3,554,748)(b)(c)(d)(e)	4,185,000	286,501
Prologis, Inc.	803,241	73,536,714
Rexford Industrial Realty, Inc.	318,806	15,258,055
STAG Industrial, Inc.	607,109	18,814,308
Terreno Realty Corp.	275,416	15,897,011
		154,688,180
Infrastructure REITs–15.43%
American Tower Corp.	657,592	140,744,416
Crown Castle International Corp.	619,941	82,861,314
SBA Communications Corp., Class A	63,399	14,991,961
		238,597,691
Lodging Resorts–4.13%
Park Hotels & Resorts, Inc.	635,193	15,022,315
Pebblebrook Hotel Trust	870,327	22,802,567
RLJ Lodging Trust	1,026,663	17,545,671
Sunstone Hotel Investors, Inc.	607,947	8,511,258
		63,881,811
Manufactured Homes–5.07%
Camden Property Trust	143,761	16,036,539
Equity LifeStyle Properties, Inc.	370,063	27,414,267
Sun Communities, Inc.	212,436	34,990,334
		78,441,140
Office–9.19%
Alexandria Real Estate Equities, Inc.	130,706	21,242,339
Boston Properties, Inc.	515,334	71,394,372
Empire State Realty Trust, Inc., Class A	1,119,267	15,624,967
Hudson Pacific Properties, Inc.	946,007	33,867,051
		142,128,729
Regional Malls–3.66%
Macerich Co. (The)	640,559	17,250,254
Simon Property Group, Inc.	259,821	39,287,533
		56,537,787
Self Storage–2.09%
Extra Space Storage, Inc.	73,180	7,760,739
Public Storage	116,289	24,499,767
		32,260,506
Shopping Centers–3.59%
Federal Realty Investment Trust	131,558	17,374,865
Regency Centers Corp.	358,161	23,294,791

See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

	Shares	Value
Shopping Centers–(continued)
Retail Opportunity Investments Corp.	812,750	$14,824,560
		55,494,216
Single Family Homes–5.29%
American Homes 4 Rent, Class A	898,377	23,995,650
Invitation Homes, Inc.	1,065,673	32,534,997
UDR, Inc.	524,246	25,190,020
		81,720,667
Specialty–2.50%
EPR Properties	131,301	9,311,867
Gaming and Leisure Properties, Inc.	179,026	7,554,897
Iron Mountain, Inc.	268,167	8,613,524
Lamar Advertising Co., Class A	157,050	13,102,682
		38,582,970
Timber REITs–2.60%
PotlatchDeltic Corp.	90,828	3,944,660
Rayonier, Inc.	274,346	8,403,218
	Shares	Value
Timber REITs–(continued)
Weyerhaeuser Co.	946,501	$27,931,245
		40,279,123
Total Common Stocks & Other Equity Interests (Cost $1,125,421,495)		1,528,558,701

Money Market Funds–1.16%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(f)	6,442,386	6,442,386
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(f)	4,220,128	4,221,817
Invesco Treasury Portfolio, Institutional Class, 1.52%(f)	7,362,727	7,362,727
Total Money Market Funds (Cost $18,026,359)		18,026,930
TOTAL INVESTMENTS IN SECURITIES–100.05% (Cost $1,143,447,854)		1,546,585,631
OTHER ASSETS LESS LIABILITIES–(0.05)%		(814,799)
NET ASSETS–100.00%		$1,545,770,832
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $286,501, which represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund L.P.	$315,000	1.26%

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,528,272,200	$—	$286,501	$1,528,558,701
Money Market Funds	18,026,930	—	—	18,026,930
Total Investments	$1,546,299,130	$—	$286,501	$1,546,585,631
Invesco Real Estate Fund